Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue:
Net premiums earned	$ 775
Net investment loss	(3,399)	(3,542)
Net product sales	8,022	7,204
Net service revenues	3,245	2,905
Total revenue	8,643	6,567
Selling and administrative expenses:
Administrative	3,627	2,531
Loss on impairment and disposal of assets	1,476
Expenses:
Net losses and loss adjustment expenses	366
Amortization of deferred policy acquisition costs	284
Costs of products	5,938	5,465
Costs of services	2,365	2,166
Selling expense	519	534
Total expenses	14,575	10,696
Income from operations	(5,932)	(4,129)
Other income (expense):
Interest expense, net	(225)	(111)
Foreign currency transaction gain	161	119
Other income, net	1,859	24
Total other income	1,795	32
Income from continuing operations before income taxes	(4,137)	(4,097)
Income tax expense	(116)	299
Net income from continuing operations	(4,253)	(3,798)
Net loss from discontinued operations	(192)	(191)
Net (loss) income	(4,445)	(3,989)
Net loss attributable to non-controlling interest	(17)
Dividends declared on Series A Preferred Shares	(69)
Loss attributable to common shareholders	$ (4,359)	$ (3,989)
Basic net (loss) income per share:
Continuing operations	$ (0.26)	$ (0.42)
Discontinued operations	(0.01)
Basic net (loss) income per share	(0.27)	(0.42)
Diluted net (loss) income per share:
Continuing operations	(0.26)	(0.42)
Discontinued operations	(0.01)
Diluted net (loss) income per share	$ (0.27)	$ (0.42)
Weighted-average shares used in computing net (loss) income per share:
Basic	16,744	9,422
Diluted	16,744	9,422
FG Group Holdings Inc [Member]
Revenue:
Net product sales			$ 30,776	$ 30,119
Net service revenues			12,552	10,204
Total revenue			43,328	40,323
Cost of products			22,871	22,729
Cost of services			8,893	6,762
Total cost of revenues			31,764	29,491
Gross profit			11,564	10,832
Selling and administrative expenses:
Selling			2,216	2,252
Administrative			12,802	9,911
Total selling and administrative expenses			15,018	12,163
Loss on impairment and disposal of assets			5	(474)
Expenses:
Income from operations			(3,449)	(1,805)
Other income (expense):
Interest expense, net			(690)	(340)
Foreign currency transaction gain			(402)	264
Unrealized loss on equity holdings			(6,176)	(4,468)
Other income, net			3,537	(180)
Total other income			(3,731)	(4,724)
Income from continuing operations before income taxes			(7,180)	(6,529)
Income tax expense			660	(473)
Equity method holding (loss) income			(3,261)	403
Net income from continuing operations			(9,781)	(6,599)
Net loss from discontinued operations			(4,860)	(555)
Net (loss) income			(14,641)	(7,154)
Net loss attributable to non-controlling interest			(564)
Loss attributable to common shareholders			$ (14,077)	$ (7,154)
Basic net (loss) income per share:
Continuing operations			$ (0.50)	$ (0.34)
Discontinued operations			(0.25)	(0.03)
Basic net (loss) income per share			(0.75)	(0.37)
Diluted net (loss) income per share:
Continuing operations			(0.50)	(0.34)
Discontinued operations			(0.25)	(0.03)
Diluted net (loss) income per share			$ (0.75)	$ (0.37)
Weighted-average shares used in computing net (loss) income per share:
Basic			19,574,000	19,293,000
Diluted			19,574,000	19,293,000
Strong Global Entertainment Inc [Member]
Revenue:
Net product sales	$ 8,022	$ 7,204	$ 30,776	$ 30,119
Net service revenues	3,048	2,747	11,840	8,834
Total revenue	11,070	9,951	42,616	38,953
Cost of products	5,938	5,465	22,871	22,729
Cost of services	2,475	2,166	9,168	6,762
Total cost of revenues	8,413	7,631	32,039	29,491
Gross profit	2,657	2,320	10,577	9,462
Selling and administrative expenses:
Selling	518	534	2,210	2,252
Administrative	1,959	1,240	7,757	4,836
Total selling and administrative expenses	2,477	1,774	9,967	7,088
Expenses:
Income from operations	180	546	610	2,374
Other income (expense):
Interest expense, net	(115)	(56)	(256)	(134)
Foreign currency transaction gain	162	117	(406)	528
Other income, net	25	12	3,479	22
Total other income	72	73	2,817	416
Income from continuing operations before income taxes	252	619	3,427	2,790
Income tax expense	(133)	(55)	(477)	(535)
Net income from continuing operations	119	564	2,950	2,255
Net loss from discontinued operations	(192)	(191)	(4,860)	(555)
Net (loss) income	$ (73)	$ 373	$ (1,910)	$ 1,700
Basic net (loss) income per share:
Continuing operations	$ 0.01	$ 0.09	$ 0.42	$ 0.37
Discontinued operations	(0.02)	(0.03)	(0.70)	(0.09)
Basic net (loss) income per share	(0.01)	0.06	(0.28)	0.28
Diluted net (loss) income per share:
Continuing operations	0.01	0.09	0.42	0.37
Discontinued operations	(0.02)	(0.03)	(0.69)	(0.09)
Diluted net (loss) income per share	$ (0.01)	$ 0.06	$ (0.27)	$ 0.28
Weighted-average shares used in computing net (loss) income per share:
Basic	7,877,000	6,000,000	6,922,000	6,000,000
Diluted	7,883,000	6,000,000	6,978,000	6,000,000